Expenses by nature	12 Months Ended
Dec. 31, 2022
Expenses by nature
Expenses by nature
24.	Expenses by nature:

The components of the Company’s other regional and center support costs include the following:

	December 31,	December 31,	December 31,
	2022	2021	2020
Salaries and bonuses	$16,651,595	$12,278,518	$9,798,901
Marketing expenses	10,807,453	6,765,806	6,446,798
Total	$27,459,048	$19,044,324	$16,245,699

24.	Expenses by nature (continued):

The components of the Company’s corporate, general and administrative expenses include the following:

	December 31,	December 31,	December 31,
	2022	2021	2020
Salaries and bonuses	$16,185,688	$13,145,385	$10,195,949
Marketing expenses	628,145	623,560	1,030,196
Professional and legal fees	2,870,499	3,435,653	2,603,597
Computer supplies and software	2,342,103	1,386,318	859,100
Transaction costs (note 5)	1,265,225	426,006	—
Travel, meals and entertainment	275,254	211,704	165,217
Conversion instrument	712,479	—	—
Deferral payment expense (note 13)	—	300,000	—
Insurance	879,401	569,471	128,281
Other	1,077,909	568,857	163,021
Total	$26,236,703	$20,666,954	$15,145,361

The deferral payment expense of $300,000 that was recognized during the year ended December 31, 2021 relates to cash consideration payable to certain vendors who agreed to defer $4,443,040 of the cash earn-out consideration owed as part of the Achieve TMS West Acquisition. This amount was paid in full on June 28, 2021 (see note 13).